Other Financial Liabilities - Summary of finance lease by currency and maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	$ 51,495	$ 81,644
Non-current lease liabilities	91,070	108,625
Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	4,792	6,004
Non-current lease liabilities	15,639	6,190
U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	20,470	33,751
Non-current lease liabilities	25,668	18,317
Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	15,685	26,411
Non-current lease liabilities	35,516	58,803
Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	98,466	43,837
Non-current lease liabilities	$ 195,635	$ 132,809
Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.25%	0.25%
Current lease liabilities	$ 6,242	$ 7,534
Non-current lease liabilities	$ 41,733	$ 42,549
Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.32%	0.00%
Current lease liabilities	$ 94
Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.19%	7.54%
Current lease liabilities	$ 92,130	$ 36,303
Non-current lease liabilities	153,902	90,260
One to three months [Member] | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	60,153	10,276
One to three months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	1,946	1,195
One to three months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	94
One to three months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	58,113	9,081
Three to twelve months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	33,536	62,748
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	38,313	33,561
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	4,296	6,339
Three to twelve months [Member] | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current lease liabilities	34,017	27,222
One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	27,969	42,709
One to two years | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	59,939	35,970
One to two years | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	3,781	5,340
One to two years | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	56,158	30,630
Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	12,935	26,241
Two to three years | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	49,094	33,858
Two to three years | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	4,374	5,175
Two to three years | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	44,720	28,683
Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	9,573	13,673
Three to four years | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	44,618	22,676
Three to four years | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	7,494	5,383
Three to four years | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	37,124	17,293
Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	9,726	7,927
Four to five years | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	18,598	8,481
Four to five years | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	7,494	4,770
Four to five years | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	11,104	3,711
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	30,867	18,075
More than five years | Financial Lease [Member] | Undiscounted Cash Flow
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	23,386	31,824
More than five years | Financial Lease [Member] | Undiscounted Cash Flow | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	18,590	21,881
More than five years | Financial Lease [Member] | Undiscounted Cash Flow | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-current lease liabilities	$ 4,796	$ 9,943